iShares
®
MSCI Germany ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .9%
Hensoldt AG
(a)
........................... 45,800 $ 4,754,948
MTU Aero Engines AG ..................... 40,718 14,855,404
Rheinmetall AG .......................... 35,165 52,943,193
72,553,545
a
Air Freight & Logistics  —  2 .8%
Deutsche Post AG ........................ 694,881 41,385,271
a
Automobile Components  —  0 .5%
Continental AG .......................... 83,086 6,867,375
a
Automobiles  —  3 .5%
Bayerische Motoren Werke AG ............... 211,914 18,438,645
Mercedes-Benz Group AG ................... 545,465 33,119,553
51,558,198
a
Banks  —  1 .4%
Commerzbank AG
(a)
....................... 489,672 21,079,310
a
Capital Markets  —  5 .7%
Deutsche Bank AG , Registered ............... 1,370,918 44,424,740
Deutsche Boerse AG ...................... 137,196 39,527,746
83,952,486
a
Chemicals  —  3 .6%
BASF SE .............................. 674,127 39,916,929
Evonik Industries AG ...................... 190,705 3,734,711
Symrise AG , Class A ...................... 100,292 9,218,565
52,870,205
a
Construction & Engineering  —  0 .4%
HOCHTIEF AG .......................... 11,152 6,304,926
a
Construction Materials  —  1 .5%
Heidelberg Materials AG .................... 99,907 22,104,918
a
Diversified Telecommunication Services  —  5 .9%
Deutsche Telekom AG , Registered ............. 2,593,443 87,075,051
a
Electrical Equipment  —  7 .5%
Siemens Energy AG ....................... 585,358 110,816,459
a
Entertainment  —  0 .2%
CTS Eventim AG & Co. KGaA ................ 43,506 3,140,589
a
Health Care Equipment & Supplies  —  0 .7%
Siemens Healthineers AG
(b)
.................. 255,595 10,383,688
a
Health Care Providers & Services  —  1 .3%
Fresenius Medical Care AG .................. 144,051 6,242,742
Fresenius SE & Co. KGaA ................... 319,062 13,472,724
19,715,466
a
Hotels, Restaurants & Leisure  —  0 .4%
Delivery Hero SE , Class A
(a) (b) (c)
............... 126,190 5,405,738
a
Household Products  —  0 .3%
Henkel AG & Co. KGaA .................... 68,679 4,981,194
a
Independent Power and Renewable Electricity Producers  —  1 .9%
RWE AG .............................. 435,416 27,709,339
a
Industrial Conglomerates  —  12 .0%
Siemens AG , Registered .................... 561,117 175,932,646
a
Security Shares Value
a
Insurance  —  13 .4%
Allianz SE , Registered ..................... 287,333 $ 127,333,268
Hannover Rueck SE ....................... 45,544 12,298,709
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 98,677 51,822,263
Talanx AG .............................. 44,860 5,365,983
196,820,223
a
Interactive Media & Services  —  0 .3%
Scout24 SE
(b)
........................... 52,739 4,435,637
a
Life Sciences Tools & Services  —  0 .4%
QIAGEN N.V. ........................... 155,649 5,739,446
a
Machinery  —  2 .2%
Daimler Truck Holding AG ................... 346,957 16,977,092
GEA Group AG .......................... 110,669 7,134,025
Knorr-Bremse AG ........................ 48,702 5,883,366
Rational AG ............................ 3,865 2,957,299
32,951,782
a
Multi-Utilities  —  2 .4%
E.ON SE .............................. 1,695,753 35,998,251
a
Passenger Airlines  —  0 .3%
Deutsche Lufthansa AG , Registered ............ 452,913 4,503,101
a
Personal Care Products  —  0 .4%
Beiersdorf AG ........................... 68,714 5,524,400
a
Pharmaceuticals  —  3 .2%
Bayer AG , Registered ...................... 742,030 31,556,111
Merck KGaA
(a)
........................... 97,617 14,866,488
46,422,599
a
Real Estate Management & Development  —  0 .9%
Vonovia SE ............................. 544,697 13,575,842
a
Semiconductors & Semiconductor Equipment  —  6 .4%
Infineon Technologies AG ................... 986,370 93,523,146
a
Software  —  9 .9%
Nemetschek SE .......................... 43,619 3,140,978
SAP SE ............................... 788,712 142,673,577
145,814,555
a
Specialty Retail  —  0 .3%
Zalando SE
(b) (c)
.......................... 159,638 4,318,992
a
Textiles, Apparel & Luxury Goods  —  1 .6%
adidas AG ............................. 122,360 23,634,506
a
Trading Companies & Distributors  —  0 .4%
Brenntag SE ............................ 87,244 5,737,663
a
a
Total Common Stocks — 96.6%
(Cost: $ 1,583,855,779 ) ............................... 1,422,836,547
a
Preferred Stocks
Automobiles  —  2 .0%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 40,547 3,524,390
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 82,570 4,494,381
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 115,656 4,398,849

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Germany ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Automobiles (continued)
Volkswagen AG , Preference Shares , NVS ........ 155,748 $ 16,618,244
29,035,864
a
Household Products  —  0 .6%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 114,382 8,878,267
a
Life Sciences Tools & Services  —  0 .4%
Sartorius AG , Preference Shares , NVS .......... 19,306 5,502,939
a
a
Total Preferred Stocks — 3.0%
(Cost: $ 76,200,110 ) ................................. 43,417,070
Total Long-Term Investments — 99.6%
(Cost: $ 1,660,055,889 ) ............................... 1,466,253,617
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 41,424,549 $ 41,436,976
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 1,345,943 1,345,943
a
Total Short-Term Securities — 2.9%
(Cost: $ 42,781,929 ) ................................. 42,782,919
Total Investments — 102.5%
(Cost: $ 1,702,837,818 ) ............................... 1,509,036,536
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (36,586,042)
Net Assets — 100.0% ................................. $ 1,472,450,494
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,727,254  $ 38,710,462
(a)
$ —  $ (1,665) $ 925  $ 41,436,976  41,424,549  $ 71,041
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,000,000  345,943
(a)
—  —  —  1,345,943  1,345,943  17,342  —
$ —  $ (1,665) $ 925
$ 42,782,919
$ 88,383  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
DAX Index .......................................................................... 8 06/19/26 $ 5,874 $ 142,067

iShares
®
MSCI Germany ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 63,707,590  $ 1,359,128,957  $ —  $ 1,422,836,547
Preferred Stocks ......................................... —  43,417,070  —  43,417,070
Short-Term Securities
Money Market Funds ...................................... 42,782,919  —  —  42,782,919
$ 106,490,509  $ 1,402,546,027  $ —  $ 1,509,036,536
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 142,067  $ —  $ —  $ 142,067
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares